Fair Value Measurements (Equity Investments, Effect of Adoption of ASU 2016-01, Comparative Presentations of Line Items in Condensed Consolidated Balance Sheet) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long term investments, net	$ 108,356,000	$ 90,145,000
Deferred tax liabilities	85,264,000	43,392,000
Accumulated other comprehensive income	24,719,000	38,212,000
Accumulated deficit	(394,801,000)	$ (242,220,000)
Without adoption of ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long term investments, net	17,999,000
Deferred tax liabilities	27,000
Accumulated other comprehensive income	(4,758,000)
Accumulated deficit	4,745,000
ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long term investments, net	108,356,000
Deferred tax liabilities	85,264,000
Accumulated other comprehensive income	24,719,000
Accumulated deficit	(394,801,000)
ASU 2016-01 [Member] | Without adoption of ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long term investments, net	90,357,000
Deferred tax liabilities	85,237,000
Accumulated other comprehensive income	29,477,000
Accumulated deficit	$ (399,546,000)